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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBC Centura Bank
Address:  131 North Church Street
          P. O. Box 1220
          Rocky Mount, NC 27802

Form 13F File Number: 028-03824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Becky M. Horchler
Title: Trust Operations Manager
Phone: 252-454-8307

Signature, Place, and Date of Signing:

/s/ Becky M. Horchler               Rocky Mount, NC                    01/11/05
---------------------               ---------------                    --------
     [Signature]                     [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          4

Form 13F Information Table Value Total:      1,017
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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REPORT PTR289          SECURITIES AND EXCHANGE COMMISSION    01/07/05     PAGE 1
1C CENTURA BANK                    FORM 13F
                                AS OF 12/31/04

  - - - - COL1 - - - - - - - - - - COL2 - - - - - COL3 - - - COL4 - - - COL5 - - - - - COL6 - - - COL7 - - - - - - -COL8 - - - - -
                                                                                    INVESTMENT
                                                            MARKET                  DISCRETION               VOTING AUTHORITY
                                                             VALUE     SHS OR    SOLE  SHR  OTHER OTHR    SOLE    SHARED      NONE
 NAME OF ISSUER               TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT     (A)   (B)   (C) MGRS     (A)      (B)        (C)
 DNAPRINT GENOMICS INC        COM              23324Q103         0     15,000 SH   X                     15,000
 TAMARACK FDS TR              LRG CAP EQTY I   87505V405       307     28,357 SH   X                     28,357
 TAMARACK FDS TR              SML CAP EQTY I   87505V819       181     13,399 SH   X                     13,399
 TAMARACK FDS TR              MID CAP EQTY I   87505V876       529     45,835 SH   X                     45,835

 FINAL TOTALS                                                1,017

 FORM 13F INFORMATION TABLE ENTRY TOTAL        4